CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 16 – CONCENTRATIONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

As of June 30, 2024 and 2023, $28,794 and $271,636 of the Company’s cash and cash equivalents was on deposit at financial institutions in mainland China, where there is a RMB 500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank.

As of June 30, 2024, two customers aggregately accounted for 43.6% of the Company’s total accounts receivable, with a related party customer, Dogness Network accounted for 18.2%, and one third party customer accounted for 25.4% of the Company’s total accounts receivable, respectively. As of June 30, 2023, two customers aggregately accounted for 54.6% of the Company’s total accounts receivable, with a related party customer, Dogness Network accounted for 38.7%, and one third party customer accounted for 15.9% of the Company’s total accounts receivable, respectively.

As of June 30, 2024, two third-party suppliers accounted for 17.3 and 12.8% of the Company’s total account payable.

As of June 30, 2023, two third-party suppliers accounted for 13.7 and 11.2% of the Company’s total account payable.

For the years ended June 30, 2024, 2023 and 2022, sales to the customers outside of China accounted for 67.8%, 64.0% and 53.7% of the Company’s total revenue, respectively. For the year ended June 30, 2024, four customers accounted for 20.8%, 17.2%, 5.1% and 5.0% of the Company’s total revenue, respectively. For the year ended June 30, 2023, four customers accounted for 15.4%, 11.6%, 8.8% and 5.3% of the Company’s total revenue, respectively. For the year ended June 30, 2022, four customers accounted for 23.4%, 6.7%, 6.7% and 5.7% of the Company’s total revenue, respectively.

For the year ended June 30, 2024, a third-party supplier accounted for 56.1% of the Company’s total raw materials purchases. For the year ended June 30, 2023, a third-party supplier accounted for 34.1% of the Company’s total raw materials purchases. For the year ended June 30, 2022, a related-party, Linsun accounted for 30.9% of the Company’s total raw materials purchases.